UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Cutter Point Capital
Address:  4 Greenwich Office Park, 3rd Floor
          Greenwich, CT 06831

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Frank Michnoff
Title:
Phone:     203 862 3320
Signature, Place and Date of Signing:

    Frank Michnoff  April 13, 2005


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    2837

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D APPLE COMPUTER INC COM         COMMON STOCK     037833100      292     7000 SH       SOLE                   7000        0        0
D CITRIX SYSTEMS INC COM         COMMON STOCK     177376100      238    10000 SH       SOLE                  10000        0        0
D COMCAST CORP SPL A COM         COMMON STOCK     20030N200      201     6000 SH       SOLE                   6000        0        0
D COMPUWARE CORP COM             COMMON STOCK     205638109      144    20000 SH       SOLE                  20000        0        0
D ENTRUST TECHNOLOGIES INC       COMMON STOCK     293848107      111    29500 SH       SOLE                  29500        0        0
D EPICOR SOFTWARE CORP           COMMON STOCK     29426L108      144    11000 SH       SOLE                  11000        0        0
D HYPERION SOLUTIONS CORP        COMMON STOCK     44914M104      287     6500 SH       SOLE                   6500        0        0
D INFORMATICA CORP               COMMON STOCK     45666Q102      145    17500 SH       SOLE                  17500        0        0
D LEXAR MEDIA INC COM STK        COMMON STOCK     52886P104       75    15000 SH       SOLE                  15000        0        0
D MICROSOFT CORP COM             COMMON STOCK     594918104      290    12000 SH       SOLE                  12000        0        0
D QUEST SOFTWARE INC COM         COMMON STOCK     74834T103      145    10500 SH       SOLE                  10500        0        0
D SATYAM COMPUTER COM STK        ADRS STOCKS      804098101      210     9000 SH       SOLE                   9000        0        0
D SIEBEL SYS INC COM             OPTIONS - PUTS   8261700PB      274    30000 SH  PUT  SOLE                  30000        0        0
D TIME WARNER INC COM STK        COMMON STOCK     887317105      281    16000 SH       SOLE                  16000        0        0
S REPORT SUMMARY                 14 DATA RECORDS                2837        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED